BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified goodwill acquired and carrying value (Details) - Future Gas Station (Beijing) Technology, Ltd	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Goodwill	¥ 6,996,895		$ 1,000,543
Less: impairment	(6,996,895)		(1,000,543)
Goodwill, net	0		$ 0
Impairment loss on goodwill	¥ 0	¥ 0
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)